PROSPECTUS SUPPLEMENT


NORTHERN FUNDS -- FIXED INCOME FUNDS
SUPPLEMENT DATED SEPTEMBER 15, 2005 TO PROSPECTUS DATED JULY 31, 2005


--------------------------------------------------------------------------------

The following replaces the first paragraph on page 45 of the Prospectus under "Fund Management":

Effective August 1, 2005, the managers for the SHORT-INTERMEDIATE U.S. GOVERNMENT FUND and the U.S. GOVERNMENT FUND are Deborah Stefani and Brian E. Andersen, both Vice Presidents of Northern Trust. Ms. Stefani has had such responsibility since November 2000, and Mr. Andersen since August 2005. Ms. Stefani joined Northern Trust in 2000. From 1996 to 2000 she was a portfolio manager at T. Rowe Price where she managed various fixed income portfolios. Mr. Andersen joined Northern Trust in 1999 and for the past five years has managed the taxable money market group.



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                                                           FIX SPT 9/05
                                     50 South LaSalle Street
                                     P.O. Box 75986
                                     Chicago, Illinois 60675-5986
                                     800/595-9111
     (NORTHERN FUNDS LOGO)           northernfunds.com

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

NORTHERN FUNDS
SUPPLEMENT DATED SEPTEMBER 15, 2005 TO STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 2005

The information on Page 70 with respect to the Short-Intermediate U.S. Government Fund and the U.S. Government Fund is replaced with the following:

PORTFOLIO MANAGERS
Fund                                      Portfolio Managers
----                                      ------------------
Short-Intermediate U.S. Government
Fund                                      Deborah Stefani and Brian E. Andersen
U.S. Government Fund                      Deborah Stefani and Brian E. Andersen

The following information is added to page 71:

I.       ACCOUNTS MANAGED BY PORTFOLIO MANAGER



         The table below discloses accounts within each type of category listed below for which Brian E. Andersen was jointly and primarily responsible for day-to-day portfolio management, as of August 1, 2005.

                                                                        # of Accounts
                                          Total                          Managed that
                                          # of                           Advisory Fee         Total Assets that
                                        Accounts      Total Assets        Based on          Advisory Fee Based on
           Type of Accounts              Managed     (in Millions)       Performance             Performance
           ----------------             --------     -------------       -----------             -----------
Registered Investment Companies:
   Northern Funds                           2           351,220               0                       0
   Other Registered                         2           249,873               0                       0
Investment
Companies
Other Pooled Investment Vehicles:           0              0                  0                       0
Other Accounts:                             12          488,800               0                       0



The following is added to the information on page 81:

III.     DISCLOSURE OF SECURITIES OWNERSHIP

                                                                             Dollar ($) Range of Shares Beneficially
Shares Beneficially                                                             Owned by Portfolio Manager Due to
    Owned by                                     Fund                         Direct or Indirect Pecuniary Interest
Brian E. Andersen               Short-Intermediate U.S. Government Fund                         $0
Brian E. Andersen                        U.S. Government Fund                                   $0

The information with respect to Robert N. Streed on page 82 is hereby removed and replaced with the following:

III.     DISCLOSURE OF SECURITIES OWNERSHIP

                                                                             Dollar ($) Range of Shares Beneficially
Shares Beneficially                                                             Owned by Portfolio Manager Due to
     Owned by                                   Fund                         Direct or Indirect Pecuniary Interest


Robert N. Streed                             Select Equity                              $100,001-$500,000
